Statement to Securityholder

Ally Auto Receivables Trust 2011-2

Distribution Information	Deal Information

1. Distribution Summary	Deal:	Ally Auto Receivables Trust 2011-2

2. Factor Summary	Asset Type:	Consumer Retail

3. Interest Summary	Closing Date:	5/5/2011

4. Collections and Distributions	Bloomberg Ticker:	ALLYA 2011-2

5. Collateral Summary	Collection Period, Begin:	9/1/2011

	Collection Period, End:	9/30/2011

6. Charge-Off and Delinquency Rates	Determination Date:	10/10/2011

7. Credit Instruments	Distribution Date:	10/17/2011

ABS Investor Relations - Ally Financial Inc. as Servicer:

8. Performance Tests	Telephone:	(866) 710-4623
	E-Mail:	securitization@ally.com
The Class B Notes, the Class C Notes and the Class D Notes have not been registered under the United States Securities Act of 1933, as amended (the "Securities Act"), or the securities laws of any other jurisdiction. The Class B Notes, the Class C Notes and the Class D Notes are not transferable, other than to a qualified institutional buyer (as defined in Rule 144A) or pursuant to another exemption under the Securities Act, and subject to satisfaction of certain other provisions of the Indenture.

Statement to Securityholder

Ally Auto Receivables Trust 2011-2

1. Distribution Summary

Class	CUSIP	Initial Note Principal Balance	Beginning Note Principal Balance	Note Rate	Principal Distribution	Interest Distribution	Total Distribution (3) + (4) = (5)	Principal Carryover Shortfall	Interest Carryover Shortfall	Ending Note Principal Balance (1) - (3) - (6) = (8)
			(1)	(2)	(3)	(4)	(5)	(6)	(7)	(8)
A-1	02005VAA0	140,000,000.00	14,828,674.90	0.25414	14,828,674.90	3,349.83	14,832,024.73	0.00	0.00	0.00
A-2	02005VAB8	225,000,000.00	225,000,000.00	0.67	7,967,611.14	125,625.00	8,093,236.14	0.00	0.00	217,032,388.86
A-3	02005VAC6	240,000,000.00	240,000,000.00	1.18	0.00	236,000.00	236,000.00	0.00	0.00	240,000,000.00
A-4	02005VAD4	142,760,000.00	142,760,000.00	1.98	0.00	235,554.00	235,554.00	0.00	0.00	142,760,000.00
B	02005VAE2	21,700,000.00	21,700,000.00	2.59	0.00	46,835.83	46,835.83	0.00	0.00	21,700,000.00
C	02005VAF9	22,500,000.00	22,500,000.00	2.83	0.00	53,062.50	53,062.50	0.00	0.00	22,500,000.00
D	02005VAG7	10,040,000.00	10,040,000.00	3.38	0.00	28,279.33	28,279.33	0.00	0.00	10,040,000.00
Deal Totals		802,000,000.00	676,828,674.90		22,796,286.04	728,706.49	23,524,992.53	0.00	0.00	654,032,388.86

2. Factor Summary
(Amount per $1,000 of Original Principal)

Class	Beginning Note Pool Factor	Principal Distribution Factor	Interest Distribution Factor	Total Distribution Factor	Interest Carryover Shortfall Factor	Ending Note Pool Factor
A-1	105.91910643	105.91910643	0.02392736	105.94303379	0.00000000	0.00000000
A-2	1,000.00000000	35.41160507	0.55833333	35.96993840	0.00000000	964.58839493
A-3	1,000.00000000	0.00000000	0.98333333	0.98333333	0.00000000	1,000.00000000
A-4	1,000.00000000	0.00000000	1.65000000	1.65000000	0.00000000	1,000.00000000
B	1,000.00000000	0.00000000	2.15833318	2.15833318	0.00000000	1,000.00000000
C	1,000.00000000	0.00000000	2.35833333	2.35833333	0.00000000	1,000.00000000
D	1,000.00000000	0.00000000	2.81666633	2.81666633	0.00000000	1,000.00000000

Statement to Securityholder

Ally Auto Receivables Trust 2011-2

Beginning Aggregate Note Pool Factor:	843.92602855
Ending Aggregate Note Pool Factor:	815.50173175

Beginning Reserve Account Balance Factor:	1,000.00000000
Reserve Account Draw, distributed to Noteholders, Factor:	0.00000000
Reserve Account Draw, distributed to Certificateholders, Factor:	0.00000000
Ending Reserve Account Balance Factor:	1,000.00000000

3. Interest Summary

Class	Accrual Methodology	Beginning Note Principal Balance	Note Rate	Target Interest Distribution	Actual Interest Distribution	Interest Shortfall Amount Allocated/(Repaid) (1) - (2) = (3)	Remaining Unpaid Interest Carryover Shortfall
				(1)	(2)	(3)
A-1	Actual/360	14,828,674.90	0.25414	3,349.83	3,349.83	0.00	0.00
A-2	30/360	225,000,000.00	0.67	125,625.00	125,625.00	0.00	0.00
A-3	30/360	240,000,000.00	1.18	236,000.00	236,000.00	0.00	0.00
A-4	30/360	142,760,000.00	1.98	235,554.00	235,554.00	0.00	0.00
Class A Totals		622,588,674.90		600,528.83	600,528.83	0.00	0.00

B	30/360	21,700,000.00	2.59	46,835.83	46,835.83	0.00	0.00
C	30/360	22,500,000.00	2.83	53,062.50	53,062.50	0.00	0.00
D	30/360	10,040,000.00	3.38	28,279.33	28,279.33	0.00	0.00
Deal Totals		676,828,674.90		728,706.49	728,706.49	0.00	0.00

Statement to Securityholder

Ally Auto Receivables Trust 2011-2
4. Collections and Distributions

Collections
Receipts During the Period	26,230,967.21
Administrative Purchase Payments	24,626.44
Warranty Payments	0.00
Liquidation Proceeds (Recoveries)	271,652.81
Other Fees or Expenses Paid	0.00
Total Collections	26,527,246.46

Beginning Reserve Account Balance	4,018,078.24
Total Available Amount	30,545,324.70

Distributions
Total Available Amount	30,545,324.70
Basic Servicing Fee	601,886.35
Aggregate Class A Interest Distributable Amount	600,528.83
First Priority Principal Distributable Amount	0.00
Aggregate Class B Interest Distributable Amount	46,835.83
Second Priority Principal Distributable Amount	0.00
Aggregate Class C Interest Distributable Amount	53,062.50
Third Priority Principal Distributable Amount	4,720,129.56
Aggregate Class D Interest Distributable Amount	28,279.33
Fourth Priority Principal Distributable Amount	10,040,000.00
Reserve Account Deposit	4,018,078.24
Noteholders' Regular Principal Distributable Amount	8,036,156.48
Indenture Trustee Expenses	0.00
Excess Total Available Amount to the Certificateholders	2,400,367.58

Supplemental Servicing Fees	22,822.44
Other Fees or Expenses Accrued	0.00

Statement to Securityholder

Ally Auto Receivables Trust 2011-2

5. Collateral Summary

A. Balances
		Original Balance	Beginning Balance	Ending Balance
Deal Totals	Number of Receivables	35,221	32,450	31,909
	Aggregate Receivables Principal Balance	803,615,647.96	684,864,831.38	662,068,545.34
	Aggregate Amount Financed	850,020,571.30	722,263,619.20	697,752,009.26

There have been no receivables with respect to which material breaches of pool asset representations or warranties or transaction covenants have occurred.

B. Pool Composition - Weighted Averages
	Inception Weighted Average Coupon	Beginning Weighted Average Coupon	Ending Weighted Average Coupon	Inception Weighted Average Original Maturity	Beginning Weighted Average Original Maturity	Ending Weighted Average Original Maturity	Inception Weighted Average Remaining Maturity	Beginning Weighted Average Remaining Maturity	Ending Weighted Average Remaining Maturity
Deal Totals	3.72000000	3.65614948	3.64567194	64.61	64.67	64.67	57.12	52.46	51.52

C. Pool Composition – Prepayments
Month	1	2	3	4	5	6	7	8	9	10	11	12	13	14	15	16	17	18	19	20
Monthly	1.38%	1.31%	1.28%	1.11%	1.31%	1.29%

Month	21	22	23	24	25	26	27	28	29	30	31	32	33	34	35	36	37	38	39	40
Monthly

Month	41	42	43	44	45	46	47	48	49	50	51	52	53	54	55	56	57	58	59	60
Monthly

6. Charge-Off and Delinquency Rates

A. Current
	Charge-Off Rate			Delinquency Rate
	Average Receivables	Credit Repurchases	Loss Rate	Total Accounts	Accounts over 60	Percent Delinquent
Current	710,007,814.23	143,245.31	0.2421%	31,909	21	0.0658%
Preceding	734,818,753.94	53,251.76	0.0870%	32,450	22	0.0678%
Next Preceding	759,143,368.73	81,430.37	0.1287%	33,015	21	0.0636%
Three Month Average			0.1526%			0.0657%

Statement to Securityholder

Ally Auto Receivables Trust 2011-2

B. Cumulative
	Aggregate Amount Financed	Cumulative Net Charge-Offs	Cumulative Loss Rate	Delinquency Stratification	Total Accounts	Total Balance
Totals	850,020,571.30	412,742.86	0.0486%	31 - 60 days	94	2,165,958.23
The information contained in this report is defined or determined in a manner consistent with the prospectus for Ally Auto Receivables Trust 2011-2 related to delinquencies, charge offs or uncollectible accounts.				61 - 90 days	19	474,990.99
				> 90 days	2	34,588.91
There have been no material changes in determining delinquencies, charge-offs or uncollectible amounts.
				Bankruptcies	Total Accounts	Total Balance
				Prior Period1	66	1,450,810.86
				Current Period	15	309,771.91
1. Prior Period Bankruptcies reflect currently active accounts.				Inventory Charged Off2	8	155,676.27
2. Bankruptcy Inventory Charged Off includes both bankruptcies returned to active status and charge offs on prior period bankruptcies				Ending Inventory	73	1,604,906.50

7. Credit Instruments

A. Reserve Accounts
Account	Initial Balance	Beginning Balance	ADDITIONS	REDUCTIONS		Ending Balance	Specified Reserve Account Balance
				Draws	Releases
Cash Reserve	4,018,078.24	4,018,078.24	0.00	0.00	0.00	4,018,078.24	4,018,078.24

8. Performance Tests
Event of Default	All Tests Passed
Servicer Default	All Tests Passed
Overcollateralization Target reached?	Yes
Initial Overcollateralization	1,615,647.96
Current Overcollateralization	8,036,156.48
Overcollateralization Target	8,036,156.48
There have been no material modifications, extensions or waivers relating to the terms of or fees, penalties or payments on, pool assets during the distribution period or that, cumulatively, have become material over time.
This Servicer Certificate relates only to AART 2011-2.  This Servicer Certificate should not be relied upon with respect to any other security. The information contained herein is only an indication of past performance and does not predict how AART 2011-2 will perform in the future.